Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) percent	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO1 (b)	Compensation Actually Paid to PEO1,2 (c)	Average Summary Compensation Table Total for Non-PEO NEOs[1] (d)	Average Compensation Actually Paid to Non-PEO NEOs [1,2] (e)	Total Shareholder Return3 (f)	Peer Group Total Share-holder Return[3] (g)	Net Income ($M) (h)	Parent Free Cash Flow ($M)4 (i)
2025	$9,153,896	$13,430,738	$3,040,870	$3,898,000	$73	$159	$162	$1,219
2024	$13,355,284	$5,896,312	$3,193,356	$1,803,133	$62	$138	$802	$1,107
2023	$12,716,194	($5,546,374)	$3,023,432	$31,596	$89	$112	($182)	$1,003
2022	$12,525,258	$27,934,235	$3,210,492	$4,525,790	$129	$120	($505)	$906
2021	$14,379,190	$13,464,027	$3,363,281	$2,482,306	$106	$118	($409)	$839

(1) Mr. Gluski served as our principal executive officer (“PEO”) for the full year in 2025, 2024, 2023, 2022 and 2021. For 2025 and 2024, our non-PEO named executive officers (NEOs) included Mr. Coughlin, Mr. Rubiolo, Mr. Falú, and Mr. Da Santos. For 2023, our non-PEO NEOs included Mr. Coughlin, Mr. Rubiolo, Mr. Da Santos, and Ms. Mendoza. For 2022, our non-PEO NEOs included Mr. Coughlin, Mr. Da Santos, Mr. Rubiolo, Ms. Mendoza, and Mr. Nebreda. For 2021, our non-PEO NEOs included Mr. Coughlin, Mr. Pimenta, Mr. Da Santos, Ms. Mendoza, and Ms. Krueger.
(2) For 2025, 2024, 2023, 2022 and 2021, the values included in this column for the compensation actually paid (CAP) to our PEO and the average compensation actually paid to our Non-PEO NEOs reflect the adjustments to the values included in column (b) and column (d), respectively:

PEO		2025
Summary Compensation Table Total for PEO (column (b))*		$9,153,896
-	Summary Compensation Table “Stock Awards” column value	($5,019,117)
-	Summary Compensation Table “Options Awards” column value	$0
+	Year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$7,614,896
+	Change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$990,794
+	Vesting date fair value of equity awards granted and vested in the covered year	$0
+	Change in fair value of equity awards granted in prior years that vested in the covered year	$84,145
-	Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	($72,450)
+	Dollar value of dividends/earnings paid on equity awards in the covered year	$678,574
+	Excess fair value for equity award modifications	$0
Compensation Actually Paid to PEO (column (c))		$13,430,738
*Pension calculations excluded from the above table as AES’ PEO does not participate in any pension plan.

Average for Non-PEO NEOs		2025
Summary Compensation Table Average Total for Non-PEO NEOs (column (d))*		$3,040,870
-	Summary Compensation Table “Stock Awards” Column Value	($1,250,058)
-	Summary Compensation Table “Options Awards” Column Value	$0
+	Year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$1,818,285
+	Change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$154,319
+	Vesting date fair value of equity awards granted and vested in the covered year	$0
+	Change in fair value of equity awards granted in prior years that vested in the covered year	$11,943
-	Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	($9,259)
+	Dollar value of dividends/earnings paid on equity awards in the covered year	$131,900
+	Excess fair value for equity award modifications	$0
Average Compensation Actually Paid to Non-PEO NEOs (column (e))		$3,898,000
*Pension calculations excluded from the above table as AES Non-PEO NEOs do not participate in any pension plan.

(3) Total shareholder return (TSR) for the Company and the peer group was calculated as the yearly percentage change in cumulative TSR based on a deemed fixed investment of $100 at market close on December 31, 2020 and in accordance with Items 201(e) and 402(v) of Regulation S-K. For purposes of this pay versus performance disclosure, our peer group is the S&P 500 Utilities Index. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding the cumulative returns over time.
(4) Parent Free Cash Flow is calculated as set forth in Appendix A: Non-GAAP Measures.

PEO Total Compensation Amount	$ 9,153,896	$ 13,355,284	$ 12,716,194	$ 12,525,258	$ 14,379,190
PEO Actually Paid Compensation Amount	$ 13,430,738	5,896,312	(5,546,374)	27,934,235	13,464,027
Adjustment To PEO Compensation, Footnote

PEO		2025
Summary Compensation Table Total for PEO (column (b))*		$9,153,896
-	Summary Compensation Table “Stock Awards” column value	($5,019,117)
-	Summary Compensation Table “Options Awards” column value	$0
+	Year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$7,614,896
+	Change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$990,794
+	Vesting date fair value of equity awards granted and vested in the covered year	$0
+	Change in fair value of equity awards granted in prior years that vested in the covered year	$84,145
-	Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	($72,450)
+	Dollar value of dividends/earnings paid on equity awards in the covered year	$678,574
+	Excess fair value for equity award modifications	$0
Compensation Actually Paid to PEO (column (c))		$13,430,738
*Pension calculations excluded from the above table as AES’ PEO does not participate in any pension plan.

Non-PEO NEO Average Total Compensation Amount	$ 3,040,870	3,193,356	3,023,432	3,210,492	3,363,281
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,898,000	1,803,133	31,596	4,525,790	2,482,306
Adjustment to Non-PEO NEO Compensation Footnote

Average for Non-PEO NEOs		2025
Summary Compensation Table Average Total for Non-PEO NEOs (column (d))*		$3,040,870
-	Summary Compensation Table “Stock Awards” Column Value	($1,250,058)
-	Summary Compensation Table “Options Awards” Column Value	$0
+	Year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$1,818,285
+	Change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$154,319
+	Vesting date fair value of equity awards granted and vested in the covered year	$0
+	Change in fair value of equity awards granted in prior years that vested in the covered year	$11,943
-	Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	($9,259)
+	Dollar value of dividends/earnings paid on equity awards in the covered year	$131,900
+	Excess fair value for equity award modifications	$0
Average Compensation Actually Paid to Non-PEO NEOs (column (e))		$3,898,000
*Pension calculations excluded from the above table as AES Non-PEO NEOs do not participate in any pension plan.

Tabular List, Table
The following table lists the financial performance measures that we believe represent the most important financial performance measures we use to link compensation actually paid to our NEOs for fiscal 2025 to our performance:

Performance Metrics
Adjusted Earnings Per Share (EPS)
Adjusted Earnings Before Interest, Taxes, Depreciation, and Amortization (EBITDA)
Parent Free Cash Flow
Relative TSR vs. S&P 500 Utilities Index
Relative TSR vs. S&P 500 Index
Relative TSR vs. Clean Energy Peer Group

Total Shareholder Return Amount	$ 73	62	89	129	106
Peer Group Total Shareholder Return Amount	159	138	112	120	118
Net Income (Loss)	$ 162	$ 802	$ (182)	$ (505)	$ (409)
PEO Actually Paid Compensation Amount Change over Period	0.20%
Non-PEO NEO Average Compensation Actually Paid Amount Change Over Period	57.00%
Net Income (Loss) Change Over Period	$ 571
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share (EPS)
Measure:: 2
Pay vs Performance Disclosure
Other Performance Measure, Amount	1,219	1,107	1,003	906	839
Name	Parent Free Cash Flow
Parent Free Cash Flow Change over Period	$ 380
Measure:: 3
Pay vs Performance Disclosure
Other Performance Measure, Amount | percent	(0.308)
Name	Relative TSR vs. S&P 500 Utilities Index
Other Performance Measure Amount, Peer Group | percent	0.352
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR vs. S&P 500 Index
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR vs. Clean Energy Peer Group
Measure:: 6
Pay vs Performance Disclosure
Name	Adjusted Earnings Before Interest, Taxes, Depreciation, and Amortization (EBITDA)
PEO | Summary Compensation Table “Stock Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,019,117)
PEO | Summary Compensation Table “Options Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,614,896
PEO | Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	990,794
PEO | Vesting date fair value of equity awards granted and vested in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-year change in fair value of equity awards granted in prior years that vested in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	84,145
PEO | Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(72,450)
PEO | Dollar value of dividends/earnings paid on equity awards in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	678,574
PEO | Excess fair value for equity award modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Summary Compensation Table “Stock Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,250,058)
Non-PEO NEO | Summary Compensation Table “Options Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,818,285
Non-PEO NEO | Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	154,319
Non-PEO NEO | Vesting date fair value of equity awards granted and vested in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-over-year change in fair value of equity awards granted in prior years that vested in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,943
Non-PEO NEO | Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,259)
Non-PEO NEO | Dollar value of dividends/earnings paid on equity awards in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	131,900
Non-PEO NEO | Excess fair value for equity award modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0